Property and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property and equipment

9. Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2022	199	268	623	87	1,177
Additions	-	11	-	38	49
Remeasurement	-	-	98	18	116
Disposals	-	(1)	(10)	-	(11)
Impact of foreign exchange rate changes	(11)	(13)	(26)	(7)	(57)
At December 31, 2022	188	265	685	136	1,274
Additions	6	14	-	134	154
Remeasurement	-	-	103	6	109
Disposals	(1)	-	-	(94)	(95)
Impact of foreign exchange rate changes	6	7	22	4	39
At December 31, 2023	199	286	810	186	1,481

	Accumulated Depreciation
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At January 1, 2022	181	244	493	67	985
Disposals	-	(1)	(10)	-	(11)
Depreciation	2	9	94	25	130
Impact of foreign exchange rate changes	(10)	(12)	(21)	(3)	(46)
At December 31, 2022	173	240	556	89	1,058
Disposals	-	-	-	(94)	(94)
Depreciation	3	13	103	50	169
Impact of foreign exchange rate changes	5	7	17	2	31
At December 31, 2023	181	260	676	47	1,164

	Carrying amount
	Equipment	Computer Equipment	Right of use building	Right of use vehicles	Total
	$	$	$	$	$
At December 31, 2022	15	25	129	47	216
At December 31, 2023	18	26	134	139	317

On September 30, 2023, the Company and its landlord mutually agreed to a one-year plus 6 months’ notice extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2025, resulting in a remeasurement of the building right of use asset in the amount of $103 (2022 - $98).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)